Income Tax Disclosure: INCOME TAXES POLICY (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Operating loss carryforwards	$ 72,663	$ 15,570
Valuation allowance for deferred tax assets	$ 72,663	$ 15,570